Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2021
Cash Flow Reconciliations
Cash Flow Reconciliations

27. Cash Flow Reconciliations

The reconciliation of the Group’s financing activities for the three years ended December 31, 2021 are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

		Other		Deferred
		comprehensive	Non-cash	financing
	Cash flows	loss/(income)	items	costs, assets	Borrowings
January 1, 2019					2,828,459
Proceeds from bank loans and bonds	905,730	—	—	—	905,730
Bank loans and bond repayments	(547,751)	—	—	—	(547,751)
Payment for bond repurchase	(34,602)	—	—	—	(34,602)
Additions in deferred loan/bond fees	(25,912)	—	(910)	7,016	(19,806)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	14,154	—	14,154
Retranslation of the NOK 2021 Bonds and the NOK 2024 Bonds in USD	—	1,211	—	—	1,211
December 31, 2019					3,147,395
Proceeds from loans and bonds	2,138,035	—	—	—	2,138,035
Loans and bond repayments	(1,481,709)	—	(8,063)	—	(1,489,772)
Payment for bond repurchase at premium	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	(35,795)	—	997	(6,442)	(41,240)
Deferred loan fees received	792	—	—	—	792
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)	—	—	22,876	—	22,876
Retranslation of the NOK 2024 Bonds in USD	—	3,248	(6,176)	—	(2,928)
December 31, 2020					3,773,221
Proceeds from loans	471,867	—	—	—	471,867
Loans and bond repayments	(592,463)	—	—	—	(592,463)
Additions in deferred loan fees	(13,437)	—	297	1,254	(11,886)
Deferred loan fees received	379	—	—	—	379
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)	—	—	20,286	—	20,286
Retranslation of the NOK 2024 Bonds in USD	—	(3,184)	—	—	(3,184)
December 31, 2021					3,658,220

A reconciliation of derivatives arising from financing activities is as follows:

		Other
	Cash	comprehensive	Non-cash	Net derivative
	flows	(loss)/income	items	assets/(liabilities)
January 1, 2019				3,096
Unrealized loss on derivative financial instruments held for trading (Note 26)	—	—	(54,050)	(54,050)
Ineffective portion of cash flow hedges (Note 26)	—	—	(151)	(151)
Payment for CCS termination	3,731	—	4,051	7,782
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(2,608)	—	(2,608)
December 31, 2019				(45,931)
Unrealized loss on derivative financial instruments held for trading (Note 26)	—	—	(64,044)	(64,044)
Ineffective portion of cash flow hedges (Note 26)	—	—	(323)	(323)
Payment for interest rate swaps termination	31,662	—	—	31,662
Proceeds from entering into interest rate swaps	(31,622)	—	—	(31,622)
Payment for CCS termination/modification	4,052	—	(4,052)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	2,498	—	2,498
December 31, 2020				(107,760)
Unrealized gain on derivative financial instruments held for trading (Note 26)	—	—	59,407	59,407
Ineffective portion of cash flow hedges (Note 26)	—	—	(5)	(5)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(3,345)	—	(3,345)
December 31, 2021				(51,703)

A reconciliation of lease liabilities arising from financing activities is as follows:

	Cash flows	Non-cash items	Lease liabilities
January 1, 2019			213,374
Lease charge (Note 19)	—	10,506	10,506
Additions	—	1,462	1,462
Payments for interest	(10,521)	—	(10,521)
Payments for lease liabilities	(9,950)	59	(9,891)
December 31, 2019			204,930
Lease charge (Note 19)	—	9,921	9,921
Additions	—	2,155	2,155
Payments for interest	(9,911)	—	(9,911)
Payments for lease liabilities	(11,150)	225	(10,925)
December 31, 2020			196,170
Lease charge (Note 19)	—	10,269	10,269
Additions	—	121,520	121,520
Payments for interest	(10,269)	—	(10,269)
Payments for lease liabilities	(14,843)	3	(14,840)
December 31, 2021			302,850